Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Effective Income Tax Rate Reconciliation

Our effective tax rate differs from the statutory federal rate for the year ended March 31, 2012, the nine months ended December 31, 2012, and year ended December 31, 2013, as follows (in thousands):

	Year Ended March 31, 2012		Nine Months Ended December 31, 2012		Year Ended December 31, 2013
Pretax Income (Loss)	$(11,944)		$(4,238)		$7,308
Tax at federal statutory rate	$(4,061)	34.00%	$(1,441)	34.00%	$2,485	34.00%
State tax, net of federal tax benefit	(855)	7.16%	(151)	3.56%	563	7.70%
Share-based compensation expense	181	(1.52)%	(314)	7.41%	(593)	(8.11)%
Tax credits	(140)	1.17%	—	0.00%	(459)	(6.28)%
Change in valuation allowance	5,409	(45.28)%	1,934	(45.63)%	(2,534)	(34.67)%
Change in unrecognized tax benefit	—	0.00%	150	(3.54)%	518	7.09%
Other	(534)	4.47%	(178)	4.20%	20	0.27%

	$—	0.00%	$—	0.00%	$—	0.00%

Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets and liabilities at December 31, 2012 and 2013 are as follows (in thousands):

	December 31,
	2012	2013
Deferred tax assets
Net operating loss carryforwards	$21,856	$18,818
Reserves and accruals	1,365	2,804
Organizational and start-up costs	529	516
Credits & California incentives	254	216

Gross deferred tax asset	24,004	22,354
Valuation allowance	(23,939)	(22,338)

Net deferred tax assets	$65	$16

Deferred tax liability
Depreciation and amortization	$(65)	$(16)

Net deferred tax liability	$(65)	$(16)

Changes in Unrecognized Tax Benefit

The following is a reconciliation of our unrecognized tax benefits (in thousands):

	Nine Months Ended December 31, 2012	Year Ended December 31, 2013
Balance as of the beginning of the calendar/fiscal year	$240	$367
Additions for tax positions related to the prior year	—	523
Additions for tax positions related to the current year	127	190

Balance as of the end of the calendar/fiscal year	$367	$1,080